Income / Loss per Common Share (Tables)	9 Months Ended
Sep. 30, 2022
Income Loss Per Common Share
Schedule of Loss Per Common Share

	Nine months ended September 30,
	2021	2022
Net income/(loss) available to common stockholders	$(7,304)	$6,019
Weighted average number of common shares, basic	8,752,328	10,613,424
Income/(loss) per common share, basic	$(0.83)	$0.57

Net income / (loss)		$6,686
Weighted average number of common shares, diluted		12,641,229
Net Income/(loss) per common share, diluted	$(0.83)	$0.53